SHORT-TERM BANK BORROWINGS AND RESTRICTED CASH	12 Months Ended
Dec. 31, 2019
SHORT-TERM BANK BORROWINGS AND RESTRICTED CASH
SHORT-TERM BANK BORROWINGS AND RESTRICTED CASH

11. SHORT-TERM BANK BORROWINGS AND RESTRICTED CASH

	As of December 31,
	2018	2019
	RMB	RMB
East West Bank loan	99,978,003	48,910,799
Bank of China loan	20,000,000	20,000,000
SPD Silicon Valley Bank loan	60,000,000	120,000,000
Bank of Ningbo loan	—	28,483,333
Short-term bank borrowings	179,978,003	217,394,132

In December 2015 and March 2016, Jiangsu Xiaoniu Diandong Technology Co., Ltd. (“Jiangsu Xiaoniu”), a subsidiary of Beijing Niudian, entered into two line-of-credit agreements with East West Bank that provided a one-year term revolving credit facility up to RMB100,000,000, in aggregate with interest rate of 2.8% per annum. All drawdowns are due within one year from the drawdown date. To collateralize these lines of credits, the Company and Niu Technologies Group Limited, a subsidiary of the Company incorporated in Hong Kong S.A.R., made deposits of US$16,000,000 (equivalent to RMB103,674,877) in aggregate at East West Bank. The Group can apply for withdrawing the restricted cash when borrowing drawdowns are repaid. As of December 31, 2018, the line-of-credit agreements were subsequently amended several times, related to 1) increase the interest rate to 4.75% per annum and 2) extend the maturity date to April 15, 2020. In October and November 2019, RMB35,930,480 and RMB52,933,631 of the loans were repaid, respectively, and the relative restricted cash was released. In November 2019, Jiangsu Xiaoniu applied a new drawdown of RMB37,796,907 with an interest rate of 4.2% per annum. As of December 31, 2018 and 2019, total outstanding balances of these loans were RMB99,978,003 and RMB48,910,799, respectively. Total outstanding balances of restricted cash were equivalent to RMB109,811,200 and RMB56,525,358, respectively. On April 15, 2020, Jiangsu Xiaoniu repaid all the loans and the restricted cash was released accordingly.

In August 2017, Jiangsu Xiaoniu entered into a short-term bank borrowing agreement with Bank of China (the "2017 BOC Loan") that provides a six‑month RMB10,000,000 loan bearing interest at 4.5675% per annum. Mr. Yi’nan Li, the founder and a board member of the Company until June 8, 2018, Mr. Changlong Sheng, a shareholder of the Company, Beijing Niudian and its subsidiary Shanghai Niudian Trading Co., Ltd., and Jiangsu Xiaoniu’s subsidiary Changzhou Niudian International Trading Co., Ltd. (“Changzhou Niudian”) provided joint liability guaranties for the loan. On February 5, 2018, Jiangsu Xiaoniu fully repaid the 2017 BOC Loan. On February 8, 2018, Jiangsu Xiaoniu obtained a new one-year short-term bank borrowing of RMB20,000,000, which bears interest rate at 4.5675% per annum, from Bank of China (the "2018 BOC Loan"). The guaranties for this loan are as same as the 2017 BOC Loan. The loan was fully repaid by Jiangsu Xiaoniu in December 2018. In December 2018, Jiangsu Xiaoniu obtained a new one-year short-term bank borrowing of RMB20,000,000, which bears interest at a rate of 4.5675% per annum, from Bank of China (the "2019 BOC Loan"). The guarantees for this loan are the same as for the previous loan in February 2018. The 2019 BOC Loan was fully repaid by Jiangsu Xiaoniu in December 2019. On December 12, 2019, Jiangsu Xiaoniu obtained a new one-year short-term bank borrowing of RMB20,000,000, which bears interest at a rate of 4.5675% per annum, from Bank of China (the “2020 BOC Loan”). Beijing Niudian and Changzhou Niudian provided joint liability guaranties for the 2020 BOC Loan. As of December 31, 2019, the outstanding balance of the 2020 BOC Loan was RMB20,000,000.

In November 2017, Jiangsu Xiaoniu entered into a line-of-credit agreement with SPD Silicon Valley Bank that provides a one-year term credit facility of up to RMB60,000,000. The interest rate of the loan is at standard rate published by People’s Bank of China. To collateralize this line of credit, the Company made deposits of US$10,000,000 (equivalent to RMB66,288,600) at the bank which remained restricted until February 7, 2019. In November 2018, the line-of-credit agreement was amended to extend the maturity date to March 15, 2019. In March 2019, the maturity date of the line-of-credit agreement was extended to June 12, 2019, as well as the corresponding restricted cash. On June 12, 2019, Jiangsu Xiaoniu repaid the loan and the restricted cash was released.

On June 12, 2019, Jiangsu Xiaoniu, Beijing Niudian and Changzhou Niudian jointly entered into a line-of-credit agreement with SPD Silicon Valley Bank that provides a one-year term credit facility of up to RMB120,000,000. The interest rate of the drawn down funds was at 4.35% per annum. To collateralize this line of credit, the Company made deposits of US$19,149,307 (equivalent to RMB132,000,000) at the bank which remained restricted until September 11, 2020. On June 12, 2019, Jiangsu Xiaoniu and Changzhou Niudian obtained loans from SPD Silicon Valley Bank in amounts of RMB60,000,000 and RMB60,000,000, respectively, with a one-year term to June 12, 2020. As of December 31, 2019, the balance of the drawdown to under this line of credit was RMB120,000,000.

On January 23, 2019, Beijing Niudian entered into an agreement with Bank of Ningbo who provided a one- year short-term bank borrowing of RMB28,483,333 bearing interest at 5.32% per annum. To collateralize this borrowing, Niudian Information deposited RMB30,000,000 in Bank of Ningbo as collateral. As of December 31, 2019, outstanding balances of the borrowing and the restricted cash were RMB28,483,333 and RMB30,000,000, respectively. On January 22, 2020, Beijing Niudian repaid the borrowing and the restricted cash was released.